OTHER OPERATING INCOME (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME
Schedule of other operating income

	For the Years Ended December 31,
	2021	2020
Other income	$—	$133,519
Subsidy from Government	499,300	—
	$499,300	$133,519

	For the Years Ended December 31,
	2020	2019
Administration and management fees received	$—	$12,458
Other income	133,519	81,673
	$133,519	$94,131